Condensed Consolidated Balance Sheets (unaudited) (Parenthetical)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Statement of Financial Position [Abstract]
Common stock, authorized	Unlimited	Unlimited	Unlimited